Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
In 2019 we adopted IFRS 16 with an effective date of January 1, 2019, using a cumulative catch-up approach where we recorded leases from that date forward and did not restate comparative information. We recorded certain right-of-use assets at an amount equal to the carrying amount as if IFRS 16 had been applied since the commencement date and the remaining right-of-use assets at an amount equal to the lease liability. The net of tax difference between right-of-use assets and lease liabilities recognized on transition was a retained earnings adjustment on January 1, 2019.
a) Right-of-Use Assets

Our significant lease arrangements include contracts for leasing office premises, mining equipment, railcars, pipelines and road and port facilities. As at December 31, 2020, $730 million (2019 – $762 million) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2020	2019
Opening net book value	$762	$784
Additions	312	155
Depreciation	(166)	(145)
Changes in foreign exchange rates and other	(178)	(32)
Closing net book value	$730	$762
b) Significant Individual Lease Arrangements

Fort Hills entered into a service agreement in 2017 with TC Energy Corp. for the operation of the Northern Courier Pipeline and associated tanks to transport bitumen between Fort Hills and Fort McMurray, Alberta, for a period of 25 years with an option to renew for four additional five-year periods. We have assumed the extensions will be exercised in our determination of the lease liability. As at December 31, 2020, our share of the related lease liability was $199 million (2019 – $203 million).

TAK leases road and port facilities from the Alaska Industrial Development and Export Authority, through which it ships all concentrates produced at the Red Dog mine. The lease requires TAK to pay a minimum annual user fee of US$7 million for the next year and US$6 million for the following 18 years. The lease is also subject to variable lease payments based on tonnage shipped and market prices for zinc over the lease term. As at December 31, 2020, the related lease liability was $99 million (2019 – $119 million).

c) Lease Liability Continuity

(CAD$ in millions)	2020	2019
As at January 1	$672	$680
Cash flows
Principal payments	(163)	(150)
Interest payments	(37)	(39)
Non-cash changes
Additions	319	170
Interest expense (Note 10)	37	39
Changes in foreign exchange and other	(136)	(28)
As at December 31	$692	$672
Less current portion	(119)	(160)
Long-term lease liabilities	$573	$512